PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND,

a series of

FRANKLIN TAX-FREE TRUST

Dated February 3, 2016, as Amended February 25, 2016

Acquisition of Substantially All of the Assets of:

FRANKLIN DOUBLE TAX-FREE INCOME FUND

(a series of Franklin Tax-Free Trust)

By and in exchange for shares of

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

(a series of Franklin Tax-Free Trust)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Franklin Double Tax-Free Income Fund (the “Double Tax-Free Fund”) by and in exchange for Class A, Class C, and Advisor Class shares of Franklin High Yield Tax-Free Income Fund (the “High Yield Tax-Free Fund” and with the Double Tax-Free Fund, collectively, the “Funds”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1.      Statement of Additional Information of the Funds dated July 1, 2015 as supplemented to date (previously filed on EDGAR, Accession No. 0001379491-15-000578, as supplemented by the electronic filings on August 21, 2015 under Accession No. 0000757010-15-000036,  August 26, 2015 under Accession No. 0000757010-15-000040, December 16, 2015 under Accession No. 0001535538-15-000085, and February 25, 2016 under Accession No. 0000225375-16-000030).

2.      Annual Report of the Funds for the fiscal year ended February 28, 2015 (previously filed on EDGAR, Accession No. 0000757010-15-000011).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3.      Semi-Annual Report of the Funds for the semi-annual period ended August 31, 2015 (previously filed on EDGAR Accession No. 0000757010-15-000050).  Only the financial statements included in the Semi-Annual Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated February 3, 2016 relating to the above-referenced transaction and the Special Meeting of Shareholders of the Double Tax-Free Fund that will be held on April 4, 2016.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®/(800) 342-5236 or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, CA 95899-7151.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of the Double Tax-Free Fund into the High Yield Tax-Free Fund because the Double Tax-Free Fund’s net asset value ($158,014,049) does not exceed ten percent of the High Yield Tax-Free Fund’s net asset value ($8,194,096,399) as measured on November 30, 2015.

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